Summary of Reconciliation of Segment Operating Revenues (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ 115,648	$ 110,836	$ 104,634
Deferred revenue adjustment (see Note 1)											(235)
Operating Revenues	30,045	29,007	28,552	28,242	28,436	27,913	27,536	26,990	115,846	110,875	106,565
Revenue Generated By Assets Sold
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues											2,407
Corporate, eliminations and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ 198	$ 39	$ (241)